Roundhill Streaming Services & Technology ETF
Schedule of Investments
March 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.8%
Advertising Agencies — 3.1%
CyberAgent, Inc. (a)	40,000	$721,448
The Trade Desk, Inc. - Class A (b)	804	523,935
		1,245,383
All Other Business Support Services — 8.4%
Bilibili, Inc. - ADR (a)(b)	16,869	1,805,995
DouYu International Holdings Ltd. - ADR (a)(b)	76,182	793,055
HUYA, Inc. - ADR (a)(b)	42,662	831,056
		3,430,106
All Other Information Services — 1.1%
LiveRamp Holdings, Inc. (b)	8,617	447,050

All Other Publishers — 1.1%
Agora, Inc. - ADR (a)(b)	9,257	465,349

Audio & Video Equipment Manufacturing — 2.8%
Sonos, Inc. (b)	30,668	1,149,130

Cable & Other Subscription Programming — 8.5%
Comcast Corp. - Class A	8,812	476,817
Discovery, Inc. - Class A (b)	29,314	1,273,986
Roku, Inc. (b)	5,257	1,712,573
		3,463,376
Custom Computer Programming Services — 1.6%
Magnite, Inc. (b)	15,582	648,367

Electronic Shopping & Mail-Order Houses — 1.0%
Amazon.com, Inc. (b)	138	426,983

Electronics Stores — 5.5%
AMC Networks, Inc. - Class A (b)	9,677	514,429

Financial Transaction Processing, Reserve & Clearinghouse Activities — 1.7%
CuriosityStream, Inc. (b)	50,968	690,616

Independent Artists, Writers & Performers — 3.8%
iQIYI, Inc. - ADR (a)(b)(d)	93,957	1,561,565

Motion Picture & Video Distribution — 1.9%
Eros STX Global Corp. (a)(b)	431,064	780,226

Motion Picture & Video Production — 5.2%
fuboTV, Inc. (b)	74,848	1,655,638
Lions Gate Entertainment Corp. - Class A (a)(b)	31,908	477,025
		2,132,663
Other Electronic Component Manufacturing — 1.1%
Alphabet, Inc. - Class A (b)	219	451,692

Radio Networks — 19.3%
iHeartMedia, Inc. - Class A (b)	63,861	1,159,077
LiveXLive Media, Inc. (b)	278,726	1,209,671
Sirius XM Holdings, Inc.	150,926	919,139
Spotify Technology SA (a)(b)	7,056	1,890,655
Tencent Music Entertainment Group - ADR (a)(b)	132,399	2,712,856
		7,891,398
Software Publishers — 10.3%
Akamai Technologies, Inc. (b)	3,896	397,002
Haivision Systems, Inc. (a)(b)	133,839	985,011
J-Stream, Inc. (a)	48,000	2,082,896
Limelight Networks, Inc. (b)	201,290	718,605
		4,183,514

Sporting & Athletic Goods Manufacturing — 1.3%
Peloton Interactive, Inc. - Class A (b)	4,727	531,504

Telecommunications Resellers — 5.3%
AT&T, Inc.	15,882	480,748
Brightcove, Inc. (b)	83,549	1,681,006
		2,161,754
Television Broadcasting — 15.4%
AfreecaTV Co., Ltd. (a)	25,233	1,750,201
Inke Ltd. (a)(b)	1,362,000	397,680
Kuaishou Technology (a)(b)(c)	39,000	1,354,437
The Walt Disney Co. (b)	8,802	1,624,145
ViacomCBS, Inc. - Class B	25,467	1,148,562
		6,275,025
Video Tape & Disc Rental — 5.6%
Netflix, Inc. (b)	4,388	2,289,044
TOTAL COMMON STOCKS (Cost $49,160,870)		40,739,174

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.0%
First American Government Obligations Fund - Class X, 0.04% (e)	1,219,425	1,219,425
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $1,219,425)		1,219,425

TOTAL INVESTMENTS — 102.8% (Cost $50,380,295)		41,958,599
Other assets and liabilities, net — (2.8)%		(1,159,859)
NET ASSETS — 100.0%		$40,798,740

ADR	American Depositary Receipt
(a)	Foreign issued security, or represents a foreign issued security.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan as of March 31, 2021. The market value of securities out on loan is $1,141,794.
(e)	The rate shown is the annualized seven-day yield at period end.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	54.2%
Cayman Islands	24.3%
Japan	6.9%
Luxembourg	4.6%
Republic of Korea	4.3%
Canada	3.6%
Isle of Man	1.9%
Total Country	99.8%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	3.0%
TOTAL INVESTMENTS	102.8%
Other assets and liabilities, net	-2.8%
NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$40,739,174	$-	$-	$40,739,174
Investments Purchased With Proceeds From Securities Lending	1,219,425	-	-	1,219,425
Total Investments - Assets	$41,958,599	$-	$-	$41,958,599

* See the Schedule of Investments for Industry classifications.